Defined benefit plans (Detail 5.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Curtailments	$ (29)	$ (20)	$ (80)
Net periodic expenses recognized in net profit	847	437	$ 470
Major Defined Benefit Plans [Member]
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	573	420
Interest expense related to defined benefit obligation	907	446
Interest income related to plan assets	1,159	586
Interest expense on asset ceiling effect	225	135
Administration expenses, taxes and premiums paid	27	16
Past service cost related to plan amendments	245	0
Curtailments	(29)	(20)
Termination benefits	21	0
Other movements	(2)	0
Net periodic expenses recognized in net profit	808	411
Swiss defined benefit plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	567	416
Interest expense related to defined benefit obligation	680	344
Interest income related to plan assets	916	485
Interest expense on asset ceiling effect	225	135
Administration expenses, taxes and premiums paid	19	12
Past service cost related to plan amendments	245	0
Curtailments	(29)	(20)
Termination benefits	21	0
Other movements	(2)	0
Net periodic expenses recognized in net profit	811	402
UK defined benefit plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	1	0
Interest expense related to defined benefit obligation	139	67
Interest income related to plan assets	173	70
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	1	0
Past service cost related to plan amendments	0	0
Curtailments	0	0
Termination benefits	0	0
Other movements	0	0
Net periodic expenses recognized in net profit	(32)	(3)
US and German defined benefit plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	5	5
Interest expense related to defined benefit obligation	88	35
Interest income related to plan assets	(70)	(31)
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	6	3
Past service cost related to plan amendments	0	0
Curtailments	0	0
Termination benefits	0	0
Other movements	0	0
Net periodic expenses recognized in net profit	30	12
Remaining plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit	$ 38	$ 25